Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		15 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
Schedule of Company’s Revenue by Geographic Region [Line Items]
Revenue	$ 1,145	$ 32	$ 1,430	$ 711	$ 1,145
United States [Member]
Schedule of Company’s Revenue by Geographic Region [Line Items]
Revenue		32	1,248	298	980
Czech Republic [Member]
Schedule of Company’s Revenue by Geographic Region [Line Items]
Revenue			17	185
Thailand [Member]
Schedule of Company’s Revenue by Geographic Region [Line Items]
Revenue				225
Other [Member]
Schedule of Company’s Revenue by Geographic Region [Line Items]
Revenue			$ 165	$ 3	$ 165